Summary Prospectus Supplement dated March 22, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Global Small & Mid Cap Growth Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Shuxin Cao	Portfolio Manager (lead)	1999
Jason Holzer	Portfolio Manager (lead)	1999
James Leach	Portfolio Manager (lead)	2011
Borge Endresen	Portfolio Manager	2002”

Summary Prospectus Supplement dated March 22, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Global Small & Mid Cap Growth Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Shuxin Cao	Portfolio Manager (lead)	1999
Jason Holzer	Portfolio Manager (lead)	1999
James Leach	Portfolio Manager (lead)	2011
Borge Endresen	Portfolio Manager	2002”